EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

15. EQUITY

(a) Ordinary shares and Additional Paid in Capital

The Company was established under the laws of the British Virgin Islands on October 25, 2021. The authorized number of ordinary shares was 50,000,000 with par value of $0.001 per share. As of December 31, 2021, the Company’s shareholders have not funded the capital of the ordinary shares in British Virgin Islands and recorded subscription receivable as of December 31, 2021. The Company’s shareholders have funded the $50,000 capital in British Virgin Islands in October and November 2022.

Upon the Reorganization event described in Note 1, on March 14, 2022, the Company issued the 5,700,000 shares of ordinary shares with par value of $0.001 in exchange for all outstanding ordinary shares of Jiangsu Lobo. The Reorganization has been accounted for at historical cost and prepared on the basis as if the Reorganization had become effective as of the beginning of the first period presented in the accompanying financial statements of the Company.

On March 1, 2023, the Company effected a one thousand-for-one subdivision of shares to shareholders, which increased the total number of authorized and issued ordinary shares of 50,000 to 50,000,000, and decreased the par value of ordinary shares from $1 to $0.001. Then the shareholders surrendered a pro-rata number of ordinary shares of 44,300,000 to the Company for no consideration and thereafter cancelled. Following the surrender, the issued and outstanding ordinary shares were 5,700,000 of par value of $0.001 per share. All share and per share data as of December 31, 2022, and for the year ended December 31, 2022 are presented on a retroactive basis.

15. EQUITY – continued

On September 15, 2023, the Company issued 700,000 shares on a pro-rata basis to the existing shareholders as stock dividend. The fair value of the stock dividend is determined to be $2,212,000 at $3.16 per ordinary share. As of October 15, 2023, the Company has 50,000,000 ordinary shares authorized, with 6,400,000 ordinary shares issued and outstanding. The stock dividend, all share and per share data as of December 31, 2022, and for the year ended December 31, 2022 are retroactively adjusted.

On March 21, 2024, the Company issued 1,380,000 shares of ordinary shares at $4.00 per share for a total of $5,520,000 gross processed in its Initial Public Offering (IPO). Net proceeds from the IPO was $3,180,963 including $500,000 indemnification escrow funds recorded in restricted cash, net of expenses primarily including legal fees and audit fees.

On December 11, 2024, the Company issued 850,000 shares of ordinary shares at par value of $0.001 per share to the investors of the convertible note. Refer to Note 12 for details.

In 2025, the Company issued 1,250,000 shares of Class A ordinary shares for financial consulting service at fair value of $1,076,875.

On August 7, 2025, the shareholders of the Company approved the re-designation of the authorized ordinary shares to Class A ordinary shares and Class B ordinary shares. The Company was authorized to issue a maximum number of (i) 40,000,000 Class A ordinary shares of a par value of US$0.001 each and (ii) 10,000,000 Class B ordinary shares of a par value US$0.001 each. The rights of Class A and Class B ordinary shares are essentially identical, except for voting rights: each Class A ordinary share carries one vote, while each Class B ordinary share carries twenty votes. Holders of Class B ordinary shares may voluntarily convert their shares into Class A ordinary shares on a 1:1 basis at any time, whereas conversion in the opposite direction is not permitted. In connection with this reclassification, the Company exchanged 3,730,320 Class A ordinary shares held by certain shareholders for an equivalent number of Class B ordinary shares on a 1:1 basis. This transaction was accounted for as a recapitalization, resulting in a reclassification within shareholders’ equity, with no impact on the Company’s total stockholders’ equity or net income.

On December 8, 2025, the board of directors of the Company approved an increase in the Company’s authorized share capital to 100,000,000 shares, par value US$0.001 per share, consisting of: (i) 90,000,000 Class A ordinary shares of a par value of US$0.001 each and (ii) 10,000,000 Class B ordinary shares of a par value US$0.001 each.

As disclosed in Note 12, during 2025, the Company issued 2,688,514 shares of Class A ordinary shares upon conversion of $1,687,108 convertible debt principal and accrued interest.

(b) Statutory Reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Net income after taxation can be made up for the cumulative prior years’ losses, if any before allocated to the “Statutory reserve”. Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the board of directors of the Company. As of December 31, 2025 and December 31, 2024, statutory reserve provided were $164,444 and $464,637, respectively.

(c) Dividends

The Company, through its PRC subsidiaries paid cash dividends of nil and nil to its shareholders for the years ended December 31, 2025 and 2024, respectively.